Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment

11.  Property, plant and equipment

		Plant,
	Land and	machinery	Dunnage
	buildings	and other	and other	Total
	$’m	$’m	$’m	$’m
Cost
At January 1, 2021	386	1,298	126	1,810
Additions	74	744	21	839
Acquisition	1	7	—	8
Disposals	(7)	(11)	(5)	(23)
Exchange	(15)	(48)	(4)	(67)
At December 31, 2021	439	1,990	138	2,567
Depreciation
At January 1, 2021	(112)	(410)	(56)	(578)
Charge for the year	(47)	(129)	(16)	(192)
Disposals	5	11	4	20
Exchange	6	16	3	25
At December 31, 2021	(148)	(512)	(65)	(725)
Net book value
At December 31, 2021	291	1,478	73	1,842
Cost
At January 1, 2022	439	1,990	138	2,567
Additions	266	506	52	824
Disposals	(17)	(30)	(2)	(49)
Exchange	(15)	(56)	(5)	(76)
At December 31, 2022	673	2,410	183	3,266
Depreciation
At January 1, 2022	(148)	(512)	(65)	(725)
Charge for the year	(57)	(139)	(25)	(221)
Disposals	14	28	2	44
Exchange	6	16	4	26
At December 31, 2022	(185)	(607)	(84)	(876)
Net book value
At December 31, 2022	488	1,803	99	2,390

Depreciation expense of $206 million (2021: $181 million; 2020: $158 million) has been charged in cost of sales and $15 million (2021: $11 million; 2020: $8 million) in sales, general and administration expenses.

Construction in progress at December 31, 2022 was $631 million (2021: $634 million).

Included in property, plant and equipment is an amount for land of $47 million (2021: $49 million).

Substantially all of the Group’s property, plant and equipment is pledged as security under the terms and conditions of the Group’s financing arrangements. No interest was capitalized in the year (2021: $nil).

Impairment

The Group has considered the carrying value of the property, plant and equipment of the Group and assessed the indicators of impairment at December 31, 2022 in accordance with IAS 36. No such indicators of impairment were identified. The Group has concluded that the potential impact of climate change does not have a significant impact on the carrying value or remaining useful lives of the property, plant and equipment of the Group at December 31, 2022.

Right of Use assets — Net Book Value, depreciation and variable lease expense

The following right-of-use assets were included in property, plant and equipment:

		Plant,	Dunnage
	Land and	machinery	and
	buildings	and other	other	Total
Net book value At December 31,	$’m	$’m	$’m	$’m
2022	126	164	37	327
2021	71	67	41	179

The increase in the net book value of the right-of use assets at December 31, 2022 to $327 million (2021: $179 million) is primarily the result of total additions to the right-of-use assets of $211 million (2021: $103 million) and total right-of-use assets acquired of $nil (2021: $1 million), offset by a depreciation charge of $57 million (2021: $46 million), comprised of Land and buildings: $41 million (2021: $34 million); Plant and machinery: $10 million (2021: $6 million), and Dunnage and other: $6 million (2021: $6 million) and exchange losses, all during the year ended December 31, 2022.

The Group incurred variable lease expense of $38 million for the year ended December 31, 2022 (2021: $35 million, 2020: $29 million) primarily related to warehouse leases.

Capital commitments

The following capital commitments in relation to property, plant and equipment were authorized by management, but have not been provided for in the consolidated financial statements:

	At December 31,
	2022	2021	2020
	$’m	$’m	$’m
Contracted for	303	452	115
Not contracted for	98	181	218
	401	633	333